Note 3 - Fair Value Measurements	6 Months Ended	12 Months Ended
	Mar. 31, 2017	Sep. 30, 2016
Notes
Note 3 - Fair Value Measurements:

NOTE 3 – FAIR VALUE MEASUREMENTS:

The table below sets forth our financial assets and liabilities that were accounted for at fair value on a recurring basis and the fair value calculation input hierarchy level that we have determined applies to each asset and liability category.

	March 31, 2017	September 30, 2016	Input Hierarchy Level
Assets:
Cash	$245,350	$82,275	Level 1
Restricted cash	314,982	694,157	Level 1
Available-for-sale equity securities	272,736	420,000	Level 1

NOTE 3 – FAIR VALUE MEASUREMENTS:

The table below sets forth our financial assets and liabilities that were accounted for at fair value on a recurring basis as of September 30, 2016 and 2015, respectively, and the fair value calculation input hierarchy level that we have determined applies to each asset and liability category.

	2016	2015	Input Hierarchy Level
Assets:
Cash	$82,275	$500,965	Level 1
Restricted cash	694,157	764,662	Level 1
Available-for-sale equity securities	420,000	-	Level 1